Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Class A [Member]	Jan. 31, 2012 Class B [Member]	Jan. 31, 2012 Class C [Member]	Jan. 31, 2012 Class P [Member]
Entity Information [Line Items]
Entity Registrant Name	Kinder Morgan, Inc.
Entity Central Index Key	0001506307
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 3,172,704,838
Entity Common Stock, Shares Outstanding			535,972,387	94,132,596	2,318,258	170,921,691
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011